General - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	2 Months Ended	9 Months Ended
	Sep. 30, 2013 Country Rigs	Sep. 30, 2012	Sep. 30, 2013 Country Rigs	Sep. 30, 2012	Dec. 31, 2012 Rigs Country	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Exxon Neftegas Limited [Member]	Dec. 31, 2012 Exxon Neftegas Limited [Member]	Jun. 30, 2013 ITS [Member]	Sep. 30, 2013 ITS [Member]
Revenue, Major Customer [Line Items]
Number of countries in which Entity has operated since inception	50		50		50
Number of countries in which entity operates					12
Number of countries with international rental tools operations	10		10
Barge drilling rigs	13		13		14
Land rings	23		23		24
Number of rigs held for sale	5		5
Percentage accounted for under the equity method	50.00%		50.00%		50.00%
Fair value adjustments for indefinite lived intangible assets											$ 10,000,000
Fair value adjustments for finite lived intangible assets											200,000
Weighted average useful life										3 years 4 months 24 days	3 years
Reimbursement cost	16,200,000	12,100,000	46,500,000	29,800,000	44,900,000	64,200,000	40,100,000
Deposits in domestic bank	117,100,000		117,100,000		12,200,000	10,200,000
Deposits in foreign banks	51,800,000		51,800,000		34,500,000	38,400,000
Exposure per occurrence			250,000		250,000
Percentage of revenue from major customer								14.30%	11.80%
Interest costs capitalized	$ 700,000	$ 2,500,000	$ 1,700,000	$ 7,900,000	$ 10,200,000	$ 19,300,000	$ 13,500,000